Putnam Investments
100 Federal Street
Boston, MA 02110
December 3, 2018

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	George Putnam Balanced Fund Reg. Nos. (2-10816) (811-00058) (the “Fund”) Post-Effective Amendment
No.117 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No.117 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 26, 2018.

Comments or questions concerning this certificate may be directed to Caitlin E. Robinson at 1-800-225-2465, ext. 1-0044.

Very truly yours,

George Putnam Balanced Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP